Consolidated and Combined Statements of Operations - USD ($) shares in Thousands, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses:
Net income (loss)	[1]	$ 1,846		$ 6,615	$ 5,349
Net income (loss) attributable to Safety, Income & Growth Inc.			$ (3,669)
Per common share data:
Net income (loss) Basic and diluted (in dollars per share)			$ (0.25)
Weighted average number of common shares:
Weighted average number of common shares: Basic and diluted (in shares)			14,648
Tenant reimbursements		200	$ 200
Amortization of above and below market leases assets			700
The Company
Revenues:
Ground and other lease income			16,952
Other income			258
Total revenues			17,210
Costs and expenses:
Interest expense			7,485
Real estate expense	[2]		1,261
Depreciation and amortization			6,406
General and administrative			5,094
Other expense			633
Total costs and expenses			20,879
Income (loss) from operations			(3,669)
Income from sales of real estate			0
Net income (loss)			(3,669)
Net income attributable to noncontrolling interest			0
Net income (loss) attributable to Safety, Income & Growth Inc.			$ (3,669)
Per common share data:
Net income (loss) Basic and diluted (in dollars per share)			$ (0.25)
Weighted average number of common shares:
Weighted average number of common shares: Basic and diluted (in shares)			14,648
Amortization of above and below market leases assets			$ 1,178
Predecessor
Revenues:
Ground and other lease income	[3]	5,916		21,664	18,558
Other income	[3]	108		79	7
Total revenues	[3]	6,024		21,743	18,565
Costs and expenses:
Interest expense	[3]	2,432		8,242	7,229
Real estate expense	[2],[3]	210		861	217
Depreciation and amortization	[3],[4]	901		3,142	3,140
General and administrative	[3]	1,143		2,883	2,262
Other expense	[3]	0		0	0
Total costs and expenses	[3]	4,686		15,128	12,848
Income (loss) from operations	[3]	1,338		6,615	5,717
Income from sales of real estate	[3]	508		0	0
Net income (loss)	[1],[3],[4],[5]	1,846		6,615	5,717
Net income attributable to noncontrolling interest	[3]	0		0	(368)
Net income (loss) attributable to Safety, Income & Growth Inc.	[3]	1,846		6,615	5,349
Weighted average number of common shares:
Amortization of above and below market leases assets	[4]	$ 118		$ 414	$ 332

[1]	The combined statements of changes in equity prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[2]	For the period from January 1, 2017 to April 13, 3017 and April 14, 2017 to December 31, 2017, real estate expense includes reimbursable property taxes of $0.2 million at one of the Company's properties. For the period from April 14, 2017 to December 31, 2017, real estate expense includes non-cash rent expense of $0.7 million related to the amortization of a below market lease asset at one of the Company's hotel properties.
[3]	The combined statements of operations prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[4]	The combined statements of cash flows prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[5]	The combined statements of comprehensive income prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.